Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt [Abstract]
Schedule of Debt Consisted

The Company’s debt consisted of:

(In thousands)	September 30, 2023	December 31, 2022
Note payable – Exchange Note	$18,509	$31,975
PPP Loan	518	656
Navitas loan	10	23
Related party debt	500	—
Other notes payable(1)	487	—
Total debt	20,024	32,654
Unamortized debt premium (discount)	614	(3,415)
Total debt, net of debt discount	20,638	29,239
Less: current portion, net of current unamortized debt discount	(1,640)	(28,832)
Long-term debt, net of current	$18,998	$407

(1)      Other notes payable relates to a one-year insurance premium that was financed over nine-months.

The Company’s debt consisted of:

(In thousands)	December 31, 2022	December 31, 2021
Note payable – Exchange Note	$31,975	$—
PPP Loan	656	804
Navitas Loan	23	—
Other notes payable	—	297
Total debt	32,654	1,101
Less: unamortized debt discount	(3,414)	—
Total debt, net of debt discount	29,240	1,101
Less: current portion, net of current unamortized debt discount	(28,833)	(1,089)
Long-term debt	$407	$12

Schedule of Short-Term and Long-Term Portion of Bebt

The following table summarizes the short-term and long-term portions of the Exchange Note as of September 30, 2023:

(In thousands)	Short-Term	Long-Term	Notes payable, net
Principal	$—	$18,509	$18,509
Unamortized premium	316	298	614
Net carrying amount	$316	$18,807	$19,123

The following table summarizes the short-term and long-term portions of the Exchange Note as of December 31, 2022:

(In thousands)	Short-Term	Long-Term	Notes Payable, Net
Principal	$31,975	$—	$31,975
Unamortized discount	(3,414)	—	(3,414)
Net carrying amount	$28,561	$—	$28,561

Schedule of PPP Loan Balances by Current and Non-Current

The breakdown of PPP Loan balances by current and non-current as of September 30, 2023 and December 31, 2022 were as follows:

(In thousands)	Balance Sheet Location	September 30, 2023	December 31, 2022
PPP Loan, current	Long-term debt, current	$328	$255
PPP Loan, non-current	Long-term debt	189	401
Total PPP Loan outstanding		$518	$656

The breakdown of PPP Loan balances by current and non-current as of December 31, 2022 and 2021 were as follows:

(In thousands)	Balance Sheet Location	December 31, 2022	December 31, 2021
PPP Loan, current	Long-term debt, current	$255	$792
PPP Loan, non-current	Long-term debt	401	12
Total PPP Loan outstanding		$656	$804

Schedule of Future Minimum Payments	As of September 30, 2023, future minimum payments were as follows:
Years ending December 31 (In thousands),
Remaining 2023	$748
2024	648
2025	18,628
Total future payments	$20,024
As of December 31, 2022, future minimum principal payments for all debt were as follows:
Years Ending December 31 (In thousands),
2023	$32,247
2024	287
2025	120
Total future payments	$32,654